Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2018
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 30, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018 and April 13, 2018

Effective immediately, the Prospectus is amended to reflect the following changes to Ivy Bond Fund:

■	The name of Ivy Bond Fund is changed to Ivy Corporate Bond Fund.

■	Ivy Corporate Bond Fund’s benchmark is changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays U.S. Credit Index. Both benchmark indexes will be shown in the Fund’s prospectus for a period of one year for comparison purposes. The 1, 5 and 10 Year performance information for the Bloomberg Barclays U.S. Credit Index as of December 31, 2017 is shown below:

Average Annual Total Returns

Indexes	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Bloomberg Barclays U.S. Aggregate Bond Index, effective April 30, 2018. IICO believes that the Bloomberg Barclays U.S. Credit Index is more reflective of the types of securities in which the Fund invests than the Bloomberg Barclays U.S. Aggregate Bond Index.)	6.18%	3.24%	5.42%

■	The first paragraph of the “Principal Investment Strategies” section for Ivy Corporate Bond Fund on page 12 is hereby removed.

■	The following replaces the second paragraph of the “Principal Investment Strategies” section for Ivy Corporate Bond Fund on page 12:

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income” securities). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO) to be of comparable quality). The Fund may invest up to 20% of its net assets in other types of debt securities, including mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other asset-backed securities. Certain of the mortgage-backed securities in which the Fund may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Fund may invest, may be backed only by the pool of assets pledged as security for the transaction. The Fund has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.

Ivy Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ivyf_SupplementTextBlock

Ivy Funds

Supplement dated April 30, 2018 to the

Ivy Funds Prospectus

dated January 31, 2018

as supplemented February 6, 2018, February 26, 2018, April 12, 2018 and April 13, 2018

Effective immediately, the Prospectus is amended to reflect the following changes to Ivy Bond Fund:

■	The name of Ivy Bond Fund is changed to Ivy Corporate Bond Fund.

■	Ivy Corporate Bond Fund’s benchmark is changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays U.S. Credit Index. Both benchmark indexes will be shown in the Fund’s prospectus for a period of one year for comparison purposes. The 1, 5 and 10 Year performance information for the Bloomberg Barclays U.S. Credit Index as of December 31, 2017 is shown below:

Average Annual Total Returns

Indexes	1 Year	5 Years	10 Years
Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) (The Fund’s benchmark changed from Bloomberg Barclays U.S. Aggregate Bond Index, effective April 30, 2018. IICO believes that the Bloomberg Barclays U.S. Credit Index is more reflective of the types of securities in which the Fund invests than the Bloomberg Barclays U.S. Aggregate Bond Index.)	6.18%	3.24%	5.42%

■	The first paragraph of the “Principal Investment Strategies” section for Ivy Corporate Bond Fund on page 12 is hereby removed.

■	The following replaces the second paragraph of the “Principal Investment Strategies” section for Ivy Corporate Bond Fund on page 12:

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in corporate bonds (also referred to as corporate “debt securities” or “fixed-income” securities). For this purpose, “corporate bonds” includes any debt security issued by a domestic or foreign company with an initial maturity greater than one year. The Fund invests primarily in investment grade debt securities (including bonds rated BBB- or higher by S&P Global Ratings, a division of S&P Global Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by Ivy Investment Management Company (IICO) to be of comparable quality). The Fund may invest up to 20% of its net assets in other types of debt securities, including mortgage-backed securities, debt securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities (U.S. government securities) and other asset-backed securities. Certain of the mortgage-backed securities in which the Fund may invest are not backed by the full faith and credit of the U.S. government and, like other asset-backed securities in which the Fund may invest, may be backed only by the pool of assets pledged as security for the transaction. The Fund has no limitations regarding the duration or dollar-weighted average of its holdings, may invest in debt securities with varying maturities and can invest in debt securities issued by both domestic and foreign companies, in a variety of sectors and industries. The Fund may invest significantly in debt securities payable from the same sector.